Schedule of accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Accounts receivables		¥ 51,738	¥ 119,604
Less: allowance of credit losses		(23,594)	(16,842)
Total	$ 3,964	¥ 28,144	¥ 102,762